CRITICAL ACCOUNTING ESTIMATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 01, 2024	Mar. 26, 2024
CRITICAL ACCOUNTING ESTIMATES [Abstract]
Percentage of transitional adjustment natural gas transportation tariffs				675.00%	675.00%
Book value of PPE [Abstract]
Reversal of impairment of property, plant and equipment	$ 0	$ 52,126,669	$ 0
Impairment charge	0
Natural Gas Transportation [Member]
Book value of PPE [Abstract]
Reversal of impairment of property, plant and equipment		$ 52,126,669
Natural Gas Transportation [Member] | Carrying Amount [member]
Book value of PPE [Abstract]
Cash generating unit	$ 1,667,840,105